Other Income and Expenses - Summary of other income and expenses (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income:
Gain on sale of long-lived assets	$ 324	$ 259	$ 274
Cancellation of contingencies	641	745	344
Foreign exchange gain related to operating activities	105	0	0
Joint venture sale	0	0	212
Other	403	498	664
Other income	1,473	1,502	1,494
Other expenses:
Provisions for contingencies	1,146	938	842
Loss on the retirement of long-lived assets	177	199	291
Loss on sale of long-lived assets	74	201	178
Loss on the retirement of intangible assets	0	3	375
Impairment (See Note 9)	0	250	2,501
Severance payments	224	233	192
Donations	302	258	361
Foreign exchange losses related to operating activities	0	61	69
Other	533	166	296
Other expenses, by nature	$ 2,456	$ 2,309	$ 5,105